UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE &CO., INC.
Address:     TWO INTERNATIONAL PLACE
             BOSTON, MA  02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     7/26/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              110

Form 13F Information Table Value Total:          $89,130

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL Time Warner Inc.             COMMON   00184A105      697         47394 SH       SOLE                                       47394
AT&T Corp 11/15/11 7.30%         CONVERT  001957AZ2     1013          1220 PRN      SOLE                                        1220
Abiomed                          COMMON   003654100      105         12400 SH       SOLE                                       12400
American Express Co.             COMMON   025816109      516         14201 SH       SOLE                                       14201
Amer Int'l Group                 COMMON   026874107      901         13203 SH       SOLE                                       13203
Amgen Inc                        COMMON   031162100      442         10557 SH       SOLE                                       10557
Applied Materials                COMMON   038222105      602         31627 SH       SOLE                                       31627
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      234           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      315           290 PRN      SOLE                                         290
Automatic Data Proc              COMMON   053015103      269          6184 SH       SOLE                                        6184
BP Amoco PLC ADR                 COMMON   055622104      238          4720 SH       SOLE                                        4720
Bed Bath & Beyond                COMMON   075896100     1248         33075 SH       SOLE                                       33075
Bristol-Myers Squibb             COMMON   110122108      746         29014 SH       SOLE                                       29014
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      535           500 PRN      SOLE                                         500
CSC Hldgs 7/15/08                CONVERT  126304AJ3      465           575 PRN      SOLE                                         575
Canadian Nat Railway             COMMON   136375102     1501         28975 SH       SOLE                                       28975
ChevronTexaco                    COMMON   166764100      692          7817 SH       SOLE                                        7817
Cisco Systems                    COMMON   17275R102     1003         71894 SH       SOLE                                       71894
CitiGroup Inc.                   COMMON   172967101     2519         65005 SH       SOLE                                       65005
Clear Channel Comm               COMMON   184502102      353         11033 SH       SOLE                                       11033
Comcast Cable 1/30/11            CONVERT  20029PAL3      371           415 PRN      SOLE                                         415
Conn St Spl Obg Rev 4/1/12       CONVERT  207757RG2      539           500 PRN      SOLE                                         500
Eaton Vance Mass                 COMMON   27826L603      172         16217 SH       SOLE                                       16217
Emulex Corp.                     COMMON   292475209      297         13194 SH       SOLE                                       13194
Exxon Mobil Corp.                COMMON   30231G102     1780         43505 SH       SOLE                                       43505
Fairfield OH Sch 12/1/20         CONVERT  304657JN0      556           500 PRN      SOLE                                         500
FHLB 9/15/03 5.125%              CONVERT  3133M5QB9     1652          1600 PRN      SOLE                                        1600
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1374          1255 PRN      SOLE                                        1255
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     2518          2430 PRN      SOLE                                        2430
Federal Home Ln Mtge             COMMON   313400301      535          8740 SH       SOLE                                        8740
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2     1084          1020 PRN      SOLE                                        1020
Fannie Mae                       COMMON   313586109     2145         29091 SH       SOLE                                       29091
Fidelity Nat Information         COMMON   31620P109      767         31959 SH       SOLE                                       31959
Fidelity Nat Financial           COMMON   316326107     5352        169355 SH       SOLE                                      169355
FL St BD Fin 7/01/05             CONVERT  342812ZE7      549           500 PRN      SOLE                                         500
Ford Credit SR 12/08/05          CONVERT  345397NJ8      435           430 PRN      SOLE                                         430
Ford Credit Glbal 1/12/09        CONVERT  345397SG9      385           410 PRN      SOLE                                         410
Ford Credit 7/16/04              CONVERT  345397SJ3      710           690 PRN      SOLE                                         690
GTE Corp 4/15/06                 CONVERT  362320AX1      570           555 PRN      SOLE                                         555
General Electric                 COMMON   369604103     3006        103493 SH       SOLE                                      103493
GE Capital 6.625% Pref           COMMON   369622527      491         19400 SH       SOLE                                       19400
General Mills 6/15/06            CONVERT  37033LCA2      999           875 PRN      SOLE                                         875
GM Corp Nts 1/15/11              CONVERT  370442BB0      876           860 PRN      SOLE                                         860
Hewlett Packard Co               COMMON   428236103      186         12191 SH       SOLE                                       12191
Hillsborough Fl 6/1/20           CONVERT  432327DU5      527           500 PRN      SOLE                                         500
Honeywell Intl 3/1/10            CONVERT  438516AK2      228           205 PRN      SOLE                                         205
ICT Group                        COMMON   44929Y101     1173         64565 SH       SOLE                                       64565
IGEN Int'l Inc.                  COMMON   449536101     2355         74748 SH       SOLE                                       74748
Insured Muni Inc Fd Paine Webber COMMON   45809F104      367         25747 SH       SOLE                                       25747
Integramed Amer NEW              COMMON   45810N302      294         34636 SH       SOLE                                       34636
Intel Corp.                      COMMON   458140100      892         48826 SH       SOLE                                       48826
Intermediate Muni FD             COMMON   45880P104       99         10000 SH       SOLE                                       10000
Int'l Bus. Machine               COMMON   459200101     2023         28102 SH       SOLE                                       28102
IBM Med Term Nts 4/12/04         CONVERT  45920QCG7      401           385 PRN      SOLE                                         385
Intertan Inc                     COMMON   461120107      473         42387 SH       SOLE                                       42387
Ishares Inc MSCI Japan Index     COMMON   464286848      666         79050 SH       SOLE                                       79050
Johnson & Johnson Co             COMMON   478160104     1785         34147 SH       SOLE                                       34147
Kinder Morgan 11/01/10           CONVERT  494550AG1      997           925 PRN      SOLE                                         925
Lennar Corp.                     COMMON   526057104      592          9675 SH       SOLE                                        9675
Liberty Media Corp               COMMON   530718105      912         91230 SH       SOLE                                       91230
Lightspan, Inc.                  COMMON   53226T103       90         52000 SH       SOLE                                       52000
Marriott Intl Inc                COMMON   571903202      756         19867 SH       SOLE                                       19867
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      544           500 PRN      SOLE                                         500
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      506           500 PRN      SOLE                                         500
MA Wtr Poll Tr 2/01/20           CONVERT  57604PGK4      504           500 PRN      SOLE                                         500
Medtronic Inc                    COMMON   585055106      675         15759 SH       SOLE                                       15759
Merck & Co.                      COMMON   589331107      288          5683 SH       SOLE                                        5683
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5     1193          1085 PRN      SOLE                                        1085
Microsoft Corp.                  COMMON   594918104     2026         37041 SH       SOLE                                       37041
Mirant Corp                      COMMON   604675108      423         57955 SH       SOLE                                       57955
JP Morgan Sub 1/15/07            CONVERT  616880BF6      942           880 PRN      SOLE                                         880
Morgan Stanley Insd Muni         COMMON   61745P833      221         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      286         19687 SH       SOLE                                       19687
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
NUVEEN SR 249 TX EX UIT NVUYAU   COMMON   67101A823      360          4000 SH       SOLE                                        4000
NUVEEN SR 251 TX EX UIT NVUYEM   COMMON   67101X104      343          3727 SH       SOLE                                        3727
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      317          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      312          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      307          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      204          2000 SH       SOLE                                        2000
J.C. Penney 12/15/07             CONVERT  70816FAE3      326           360 PRN      SOLE                                         360
Pepsico Inc.                     COMMON   713448108      572         11861 SH       SOLE                                       11861
Pfizer                           COMMON   717081103     1550         44283 SH       SOLE                                       44283
PR Comwlth Pub 07/01/04          CONVERT  745145N65      535           500 PRN      SOLE                                         500
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101       97         10318 SH       SOLE                                       10318
Raytheon Co.                     COMMON   755111507     1419         34825 SH       SOLE                                       34825
SBC Comm Inc.                    COMMON   78387G103      501         16428 SH       SOLE                                       16428
Schlumberger Ltd.                COMMON   806857108     1072         23046 SH       SOLE                                       23046
Schwab Charles Corp              COMMON   808513105      664         59318 SH       SOLE                                       59318
Sprint Capital Corp 5/1/04       CONVERT  852060AE2      676           780 PRN      SOLE                                         780
The Steak And Shake Company      COMMON   857873103      290         18517 SH       SOLE                                       18517
Sunrise Assisted Living          COMMON   86768K106     1542         57540 SH       SOLE                                       57540
Taiwan Semiconductor             COMMON   874039100      156         11964 SH       SOLE                                       11964
3M Company                       COMMON   88579Y101      221          1800 SH       SOLE                                        1800
Time Warner 8/15/06              CONVERT  887315AW9      961           910 PRN      SOLE                                         910
Time Warner 9/01/08              CONVERT  88731EAK6      655           645 PRN      SOLE                                         645
Tyco International               COMMON   902124106      137         10176 SH       SOLE                                       10176
US T-Bond 8/15/25 6.875%         CONVERT  912810EV6     2029          1760 PRN      SOLE                                        1760
US T-Bond 8/15/29 6.125%         CONVERT  912810FJ2      329           310 PRN      SOLE                                         310
US T-Note 2/15/04 4.75%          CONVERT  9128275A6      440           425 PRN      SOLE                                         425
Van Kampen Merritt               COMMON   92112M103      240         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100      163        157200 SH       SOLE                                      157200
Viacom Inc Cl B                  COMMON   925524308     2212         49842 SH       SOLE                                       49842
Wal-Mart Stores Inc.             COMMON   931142103     2085         37903 SH       SOLE                                       37903
Washington Post Cl B             COMMON   939640108      382           700 SH       SOLE                                         700
Washington Real Est              COMMON   939653101      232          8013 SH       SOLE                                        8013
Westinghouse Elec 9/01/23        CONVERT  960402AS4      713           655 PRN      SOLE                                         655
Weyerhaeuser Co                  COMMON   962166104      660         10340 SH       SOLE                                       10340
Wyeth (formerly AHP)             COMMON   983024100      743         14520 SH       SOLE                                       14520
PAC Century Cyberworks Ltd.      COMMON   Y6801N134        4         15000 SH       SOLE                                       15000